TRADE PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of TRADE PAYABLES [Line Items]
Trade payables	¥ 24,329	¥ 61,084